Intangible Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets (Textual)
Amortization expense	$ 15,589	$ 55,929	$ 46,424	$ 165,288	$ 221,217	$ 222,563